Document and Entity Information	Apr. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Gannett Co., Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36097
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	479-3160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579684
Title of 12(b) Security	Common Stock, par value $0.01 per
Trading Symbol	NEWM
Security Exchange Name	NYSE